Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,832,240.32
Total Fee Amount	2,048.33
Total Offset Amount	0.00
Net Fee	$ 2,048.33
Offering Table N/A
Offset Table N/A	N/A